LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT

NOTE J - LONG-TERM DEBT

Long-term debt at December 31, 2011 and 2010 consisted of the following advances from the FHLB (dollars in thousands):

Maturity:	Interest rate	2011	2010
June 2012	2.05%	$4,000	$4,000
December 2014	3.62%	2,000	2,000
December 2014	3.87%	15,000	15,000
September 2017	3.73%	10,000	10,000
September 2017	3.66%	10,000	10,000
January 2018	2.15%	15,000	15,000
January 2018	2.27%	10,000	10,000
June 2012 advance reclassified to short-term borrowngs	2.05%	(4,000)	-
Total		$62,000	$66,000

The above advances have been made against a $252.6 million line of credit secured by real estate loans in the amount of $354.7 million and investment securities with a fair value of $40.0 million. Advances must be adequately collateralized. The weighted average rate for advances outstanding at December 31, 2011 and 2010 was 3.13% and 3.07%, respectively.

A description of the junior subordinated debentures outstanding at December 31, 2011 and 2010 is as follows (dollars in thousands):

	Date of	Shares	Interest	Maturity	Principal Amount
	Issuance	Issued	Rate	Date	2011	2010
Bank of North Carolina	6/07/2005	8,000	Libor plus 1.80%	7/7/2015	$8,000	$8,000
BNC Bancorp Capital Trust I	4/03/2003	5,000	Libor plus 3.25%	4/15/2033	5,155	5,155
BNC Bancorp Capital Trust II	3/11/2004	6,000	Libor plus 2.80%	4/7/2034	6,186	6,186
BNC Bancorp Capital Trust III	9/23/2004	5,000	Libor plus 2.40%	9/23/2034	5,155	5,155
BNC Bancorp Capital Trust IV	9/27/2006	7,000	Libor plus 1.70%	12/31/2036	7,217	7,217
Total					$31,713	$31,713

The junior subordinated debentures issued by BNC are classified as Tier II capital for regulatory purposes. The junior subordinated debentures issued by the trusts currently qualify as Tier I capital for the Company, subject to certain limitations, and constitute a full and unconditional guarantee by the Company of the trust’s obligations under the preferred securities. At December 31, 2011 and 2010, the Company had $713,000 of equity investment in the above wholly-owned BNC Bancorp Capital Trusts and is included in other assets in the accompanying consolidated balance sheets. The weighted average rate for the junior subordinated debentures outstanding for the years ending December 31, 2011 and 2010 was 2.71% and 2.74%, respectively.